UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 87.2%
Aerospace & Defense — 1.6%
	DRS Technologies Inc., Senior Subordinated Notes:
$200,000	6.875% due 11/1/13	$197,000
315,000	6.625% due 2/1/16	309,488
25,000	7.625% due 2/1/18	25,125
	Hawker Beechcraft Acquisition Co.:
935,000	8.875% due 4/1/15 (a)	960,712
220,000	9.750% due 4/1/17	220,000
380,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	390,925

	Total Aerospace & Defense	2,103,250

Airlines — 1.2%
	Continental Airlines Inc., Pass-Through Certificates:
2,974	6.541% due 9/15/08	2,974
350,000	7.339% due 4/19/14	311,500
1,060,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	1,049,400
284,656	Delta Air Lines Inc., 8.954% due 8/10/14 (b)	264,730

	Total Airlines	1,628,604

Auto Components — 1.7%
	Allison Transmission Inc.:
260,000	11.000% due 11/1/15 (b)	227,500
500,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	422,500
500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	282,500
1,670,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,373,575

	Total Auto Components	2,306,075

Automobiles — 1.6%
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	226,125
	Senior Debentures:
150,000	8.250% due 7/15/23	105,750
2,455,000	8.375% due 7/15/33	1,743,050

	Total Automobiles	2,074,925

Beverages — 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	361,675

Building Products — 1.5%
	Associated Materials Inc.:
670,000	Senior Discount Notes, step bond to yield 13.932% due 3/1/14	460,625
810,000	Senior Subordinated Notes, 9.750% due 4/15/12	789,750
290,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	216,050
1,050,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.432% due 3/1/14	514,500

	Total Building Products	1,980,925

Chemicals — 1.3%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	126,750
	Georgia Gulf Corp., Senior Notes:
475,000	9.500% due 10/15/14	369,313
485,000	10.750% due 10/15/16	320,100
230,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	244,950
345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	371,737
420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	281,400
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Chemicals — 1.3% (continued)
$40,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	$35,200

	Total Chemicals	1,749,450

Commercial Banks — 0.5%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (b)	99,110
	TuranAlem Finance BV, Bonds:
440,000	8.250% due 1/22/37 (b)	348,392
210,000	8.250% due 1/22/37 (b)	165,228

	Total Commercial Banks	612,730

Commercial Services & Supplies — 2.6%
920,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	795,800
170,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (b)	136,850
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	75,750
975,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	996,937
	Interface Inc.:
500,000	Senior Notes, 10.375% due 2/1/10	525,000
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	156,000
675,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	567,000
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)(e)	125
290,000	US Investigations Services Inc., 11.750% due 5/1/16 (b)	217,500

	Total Commercial Services & Supplies	3,470,962

Consumer Finance — 3.6%
665,000	AmeriCredit Corp., 8.500% due 7/1/15	488,775
	Ford Motor Credit Co.:
	Notes:
445,000	6.625% due 6/16/08	439,993
420,000	8.708% due 4/15/12 (f)	394,750
380,000	7.000% due 10/1/13	296,723
	Senior Notes:
585,000	9.875% due 8/10/11	522,030
227,500	7.127% due 1/13/12 (f)	168,428
280,000	8.000% due 12/15/16	219,501
	General Motors Acceptance Corp.:
2,350,000	Bonds, 8.000% due 11/1/31	1,687,815
680,000	Notes, 6.875% due 8/28/12	517,208

	Total Consumer Finance	4,735,223

Containers & Packaging — 1.9%
	Graham Packaging Co. Inc.:
330,000	8.500% due 10/15/12	298,650
360,000	Senior Subordinated Notes, 9.875% due 10/15/14	304,200
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	603,125
370,000	Greif Inc., Senior Notes, 6.750% due 2/1/17	366,300
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	150,975
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(e)	1,500
220,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (b)	228,800
490,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	414,050
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	159,250

	Total Containers & Packaging	2,526,850

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Diversified Consumer Services — 0.7%
$640,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	$544,000
	Service Corp. International:
70,000	Debentures, 7.875% due 2/1/13	71,050
	Senior Notes:
135,000	7.625% due 10/1/18	136,350
235,000	7.500% due 4/1/27	200,925

	Total Diversified Consumer Services	952,325

Diversified Financial Services — 2.7%
450,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	330,750
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	236,600
	Leucadia National Corp., Senior Notes:
320,000	8.125% due 9/15/15	323,200
330,000	7.125% due 3/15/17	314,325
	LVB Acquisition Merger:
220,000	11.625% due 10/15/17 (b)	221,100
140,000	Subordinated Inc., 10.375% due 10/15/17 (a)(b)	145,950
	Residential Capital LLC:
295,000	7.828% due 4/17/09 (b)(f)	110,625
200,000	8.875% due 6/30/15	98,000
530,000	Notes, 8.375% due 6/30/10	268,975
620,000	Senior Notes, 8.000% due 2/22/11	306,900
	TNK-BP Finance SA:
290,000	7.875% due 3/13/18 (b)	269,700
150,000	Senior Notes, 7.875% due 3/13/18 (b)	139,312
790,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	764,325

	Total Diversified Financial Services	3,529,762

Diversified Telecommunication Services — 5.6%
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	16,100
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	44,850
475,000	Senior Notes, 7.875% due 1/15/27	409,687
95,000	FairPoint Communications Inc., 13.125% due 4/1/18 (b)	91,675
810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	295,650
	Intelsat Bermuda Ltd.:
400,000	9.250% due 6/15/16	405,000
1,210,000	Senior Notes, 11.250% due 6/15/16	1,232,687
	Intelsat Corp.:
95,000	9.000% due 6/15/16	96,188
49,000	Senior Notes, 9.000% due 8/15/14	49,613
215,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	211,238
	Level 3 Financing Inc.:
90,000	6.704% due 2/15/15 (f)	63,450
930,000	Senior Notes, 9.250% due 11/1/14	764,925
555,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	541,125
340,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	321,300
945,000	Qwest Corp., Debentures, 6.875% due 9/15/33	760,725
1,295,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,165,500
75,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (b)	76,875
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Diversified Telecommunication Services — 5.6% (continued)
$915,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$903,562

	Total Diversified Telecommunication Services	7,450,150

Electric Utilities — 1.8%
290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	306,675
179,482	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	194,738
480,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	526,800
980,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	965,300
580,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (b)	400,200

	Total Electric Utilities	2,393,713

Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
135,000	Senior Notes, 9.500% due 10/15/15	111,375
	Senior Secured Notes:
140,000	7.008% due 10/15/13 (f)	116,025
230,000	7.875% due 10/15/14	211,600

	Total Electronic Equipment & Instruments	439,000

Energy Equipment & Services — 1.6%
660,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	636,900
500,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	510,000
480,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (b)	481,200
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	135,850
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	311,576
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	65,856

	Total Energy Equipment & Services	2,141,382

Food & Staples Retailing — 0.3%
356,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	429,601

Food Products — 0.3%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	75,500
425,000	Senior Notes, 7.250% due 6/15/10	329,375

	Total Food Products	404,875

Gas Utilities — 0.5%
645,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	632,100

Health Care Equipment & Supplies — 0.2%
350,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	302,750

Health Care Providers & Services — 4.9%
330,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	332,888
710,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	695,800
	HCA Inc.:
670,000	Notes, 6.375% due 1/15/15	570,337
	Senior Secured Notes:
340,000	9.250% due 11/15/16	353,600
1,532,000	9.625% due 11/15/16 (a)	1,593,280
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	250,000
	Tenet Healthcare Corp., Senior Notes:
1,050,000	6.375% due 12/1/11	952,875
100,000	6.500% due 6/1/12	88,750
232,000	7.375% due 2/1/13	208,220
370,000	9.875% due 7/1/14	359,825
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Health Care Providers & Services — 4.9% (continued)
	Universal Hospital Services Inc.:
$130,000	8.288% due 6/1/15 (f)	$116,350
225,000	8.500% due 6/1/15 (a)	226,125
915,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(f)	709,125

	Total Health Care Providers & Services	6,457,175

Hotels, Restaurants & Leisure — 3.6%
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	247,500
460,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	16,100
100,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	84,500
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	156,625
252,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	220,500
170,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	157,250
210,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (b)	166,950
285,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	276,450
275,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (b)	195,250
200,000	Harrah’s Operating Co., Inc., 10.750% due 2/1/16 (b)	169,500
380,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (b)	332,500
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	794,625
	MGM MIRAGE Inc.:
15,000	Notes, 6.750% due 9/1/12	13,988
	Senior Notes:
360,000	8.500% due 9/15/10	373,500
20,000	6.625% due 7/15/15	17,500
90,000	7.500% due 6/1/16	81,450
270,000	7.625% due 1/15/17	247,050
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	45,337
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	44,550
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	50,000
355,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	296,425
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	6.936% due 2/1/14 (b)(f)	102,500
95,000	9.125% due 2/1/15 (b)	81,700
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	33,000
425,000	7.750% due 8/15/16	344,250
	Senior Subordinated Notes:
65,000	6.875% due 3/1/16	38,187
95,000	6.625% due 3/15/18	53,200
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	195,000

	Total Hotels, Restaurants & Leisure	4,835,387

Household Durables — 1.3%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,913
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	391,600
	K Hovnanian Enterprises Inc.:
50,000	6.500% due 1/15/14	34,000
	Senior Notes:
95,000	7.500% due 5/15/16	66,500
115,000	8.625% due 1/15/17	89,125
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Household Durables — 1.3% (continued)
$900,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$911,250
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.353% due 9/1/12	184,800

	Total Household Durables	1,712,188

Household Products — 0.1%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	8,975
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	141,000

	Total Household Products	149,975

Independent Power Producers & Energy Traders — 8.1%
110,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	103,892
	AES Corp.:
815,000	8.000% due 10/15/17	829,263
	Senior Notes:
270,000	8.875% due 2/15/11	284,175
240,000	7.750% due 10/15/15	243,000
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	213,125
720,000	Senior Notes, 7.750% due 6/1/19	676,800
	Edison Mission Energy, Senior Notes:
290,000	7.750% due 6/15/16	300,150
240,000	7.200% due 5/15/19	238,200
440,000	7.625% due 5/15/27	415,800
4,660,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	4,636,700
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
599,334	9.125% due 6/30/17	663,013
97,429	10.060% due 12/30/28	112,044
115,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	116,725
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	123,750
1,595,000	7.375% due 2/1/16	1,567,087
235,000	7.375% due 1/15/17	229,125
120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	85,809

	Total Independent Power Producers & Energy Traders	10,838,658

IT Services — 1.3%
290,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	242,875
670,000	First Data Corp., 9.875% due 9/24/15 (b)	551,912
	SunGard Data Systems Inc.:
232,000	Senior Notes, 9.125% due 8/15/13	235,480
725,000	Senior Subordinated Notes, 10.250% due 8/15/15	732,250

	Total IT Services	1,762,517

Machinery — 0.3%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	150,450
210,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	208,950

	Total Machinery	359,400

Media — 7.3%
	Affinion Group Inc.:
535,000	Senior Notes, 10.125% due 10/15/13	534,331
360,000	Senior Subordinated Notes, 11.500% due 10/15/15	349,200
110,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	107,525
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
200,000	Senior Accreting Notes, 12.125% due 1/15/15	103,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Media — 7.3% (continued)
$260,000	Senior Notes, 11.750% due 5/15/14	$132,600
2,224,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,556,800
	CCH II LLC/CCH II Capital Corp., Senior Notes:
300,000	10.250% due 9/15/10	274,500
42,000	10.250% due 10/1/13	36,225
170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	101,575
160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	97,000
800,000	Charter Communications Inc., 10.875% due 9/15/14 (b)	792,000
375,000	CMP Susquehanna Corp., 9.875% due 5/15/14	260,625
	CSC Holdings Inc.:
	Senior Debentures:
190,000	8.125% due 8/15/09	192,375
80,000	7.875% due 2/15/18	74,400
230,000	7.625% due 7/15/18	211,025
	Senior Notes:
40,000	8.125% due 7/15/09	40,500
230,000	7.625% due 4/1/11	228,563
125,000	6.750% due 4/15/12	121,250
220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	159,500
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	63,693
510,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	519,562
1,365,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	890,662
245,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	216,825
	R.H. Donnelley Corp.:
350,000	Senior Discount Notes, 6.875% due 1/15/13	215,250
310,000	Senior Notes, 8.875% due 10/15/17 (b)	195,300
800,000	Rogers Cable Inc., Senior Second Priority Debentures, 8.750% due 5/1/32	888,665
400,000	Sun Media Corp., 7.625% due 2/15/13	380,000
	TL Acquisitions Inc.:
550,000	Senior Notes, 10.500% due 1/15/15 (b)	475,750
450,000	Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15 (b)	324,000
200,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	176,000

	Total Media	9,718,701

Metals & Mining — 4.3%
1,830,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,946,662
340,000	Metals USA Holdings Corp., 10.729% due 7/1/12 (a)(f)	255,000
785,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	773,225
140,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15 (a)(b)(f)	110,600
375,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(f)	277,500
660,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	587,400
935,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (b)	888,250
210,000	Steel Dynamics Inc., 7.375% due 11/1/12 (b)	213,150
645,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	570,825
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	101,835

	Total Metals & Mining	5,724,447

Multiline Retail — 1.4%
790,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)	695,200
	Neiman Marcus Group Inc.:
300,000	7.125% due 6/1/28	264,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2008

Face
Amount	Security	Value

Multiline Retail — 1.4% (continued)
$885,000	Senior Subordinated Notes, 10.375% due 10/15/15	$889,425

	Total Multiline Retail	1,848,625

Oil, Gas & Consumable Fuels — 10.2%
1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,460,875
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	283,250
50,000	7.000% due 8/15/14	50,375
60,000	6.375% due 6/15/15	58,500
40,000	6.625% due 1/15/16	39,400
210,000	6.500% due 8/15/17	203,700
485,000	6.250% due 1/15/18	465,600
	Compagnie Generale de Geophysique SA, Senior Notes:
120,000	7.500% due 5/15/15	122,400
300,000	7.750% due 5/15/17	306,000
249,476	Corral Finans AB, 5.758% due 4/15/10 (a)(b)(f)	190,849
	El Paso Corp.:
	Medium-Term Notes:
690,000	7.800% due 8/1/31	711,900
925,000	7.750% due 1/15/32	954,632
275,000	Notes, 7.875% due 6/15/12	288,829
560,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (f)	545,882
800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	782,000
110,000	Forbes Energy Services, 11.000% due 2/15/15 (b)	108,350
405,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	389,813
	Mariner Energy Inc., Senior Notes:
135,000	7.500% due 4/15/13	130,275
225,000	8.000% due 5/15/17	216,000
720,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	768,600
370,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	368,150
300,000	Overseas Shipholding Group Inc., 8.250% due 3/15/13	302,625
150,000	Parallel Petroleum Corp., 10.250% due 8/1/14	144,375
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	211,500
290,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	299,425
	Petroplus Finance Ltd.:
450,000	6.750% due 5/1/14 (b)	412,875
260,000	Senior Note, 7.000% due 5/1/17 (b)	233,350
785,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	722,200
320,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (b)	332,800
250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	228,750
430,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	456,875
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	307,725
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	74,438
250,000	7.000% due 2/1/14	248,750
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,444
900,000	8.750% due 3/15/32	1,044,000
75,000	Senior Notes, 7.625% due 7/15/19	80,438

	Total Oil, Gas & Consumable Fuels	13,550,950

Paper & Forest Products — 3.7%
	Abitibi-Consolidated Co. of Canada:
600,000	5.250% due 6/20/08	603,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2008

Face
Amount	Security	Value

Paper & Forest Products — 3.7% (continued)
$670,000	13.750% due 4/1/11 (b)	$688,425
	Senior Notes:
100,000	7.750% due 6/15/11	54,500
175,000	8.375% due 4/1/15	91,000
	Abitibi-Consolidated Inc.:
450,000	6.950% due 4/1/08	450,000
250,000	7.875% due 8/1/09	211,250
240,000	Debentures, 7.400% due 4/1/18	106,800
260,000	Notes, 8.550% due 8/1/10	150,800
	Appleton Papers Inc.:
190,000	Senior Notes, 8.125% due 6/15/11	183,825
510,000	Senior Subordinated Notes, 9.750% due 6/15/14	485,775
	NewPage Corp.:
70,000	10.000% due 5/1/12 (b)	71,400
1,160,000	Senior Secured Notes, 9.489% due 5/1/12 (f)	1,154,200
220,000	Newpage Holding Corp., 11.818% due 11/1/13 (a)(f)	185,900
550,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	486,750

	Total Paper & Forest Products	4,923,625

Pharmaceuticals — 0.0%
1,300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	4,875

Real Estate Investment Trusts (REITs) — 0.8%
275,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	262,625
300,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	295,500
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
115,000	6.500% due 6/1/16	111,550
365,000	6.750% due 4/1/17	358,613

	Total Real Estate Investment Trusts (REITs)	1,028,288

Real Estate Management & Development — 0.6%
295,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	159,300
	Realogy Corp.:
130,000	10.500% due 4/15/14	88,075
380,000	11.000% due 4/15/14 (a)	218,500
660,000	Senior Subordinated Notes, 12.375% due 4/15/15	297,000

	Total Real Estate Management & Development	762,875

Road & Rail — 2.2%
755,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	783,312
	Hertz Corp.:
205,000	Senior Notes, 8.875% due 1/1/14	195,263
1,640,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,543,650
	Kansas City Southern de Mexico, Senior Notes:
230,000	7.625% due 12/1/13	217,350
130,000	7.375% due 3/1/14 (b)	120,250
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	107,100

	Total Road & Rail	2,966,925

Semiconductors & Semiconductor Equipment — 0.1%
155,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	122,063

Software — 0.2%
270,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	228,150

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2008

Face
Amount	Security	Value

Specialty Retail — 1.0%
	AutoNation Inc., Senior Notes:
$215,000	6.258% due 4/15/13 (f)	$177,375
80,000	7.000% due 4/15/14	71,400
390,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	319,800
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	307,500
	Michaels Stores Inc.:
210,000	11.375% due 11/1/16	165,900
305,000	Senior Notes, 10.000% due 11/1/14	268,400

	Total Specialty Retail	1,310,375

Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
255,000	8.500% due 5/15/12	240,975
445,000	11.000% due 5/15/12	453,900

	Total Tobacco	694,875

Trading Companies & Distributors — 1.3%
365,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	297,475
765,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	634,950
965,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	820,250

	Total Trading Companies & Distributors	1,752,675

Transportation Infrastructure — 0.4%
	Saint Acquisition Corp.:
470,000	Secured Notes, 12.500% due 5/15/17 (b)	193,875
800,000	Senior Secured Notes, 10.815% due 5/15/15 (b)(f)	322,000

	Total Transportation Infrastructure	515,875

Wireless Telecommunication Services — 1.8%
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	302,750
	American Tower Corp., Senior Notes:
75,000	7.500% due 5/1/12	77,063
400,000	7.000% due 10/15/17 (b)	402,000
160,000	iPCS Inc., 5.364% due 5/1/13 (f)	124,000
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	180,375
	Rural Cellular Corp.:
215,000	Senior Notes, 9.875% due 2/1/10	221,987
370,000	Senior Subordinated Notes, 6.076% due 6/1/13 (f)	371,850
745,000	True Move Co., Ltd., 10.750% due 12/16/13 (b)	704,025

	Total Wireless Telecommunication Services	2,384,050

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $129,058,913)	115,879,001

COLLATERALIZED SENIOR LOANS — 2.0%
Auto Components — 0.3%
488,750	Allison Transmission, Term Loan B, 5.856% due 8/7/14 (b)(f)	430,799

Containers & Packaging — 0.3%
521,454	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (b)(f)	378,054

Independent Power Producers & Energy Traders — 0.3%
300,879	Dynegy Holdings Inc. Term L/C Facility Term Loan, 4.761% due 4/2/13 (f)	277,937
198,623	Dynegy Holdings Inc. Term Loan B, 4.683% due 4/2/13 (f)	183,478

	Total Independent Power Producers & Energy Traders	461,415

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 1.1%
$1,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (b)(f)	$988,750
500,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12 (b)(f)	445,000

	Total Oil, Gas & Consumable Fuels	1,433,750

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $2,906,922)	2,704,018

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)
	(Cost — $127,713)	0

CONVERTIBLE BOND & NOTE — 0.3%
Thrifts & Mortgage Finance — 0.3%
510,000	Countrywide Financial Corp., 0.758% due 4/15/37 (f)
	(Cost — $470,740)	453,900

SOVEREIGN BONDS — 0.6%
Russia — 0.6%
	Russian Federation:
65,000	11.000% due 7/24/18 (b)	94,616
555,540	7.500% due 3/31/30 (b)	640,433

	TOTAL SOVEREIGN BONDS
	(Cost — $576,805)	735,049

Shares

COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
404,770	Home Interiors & Gifts Inc. (c)(d)
	(Cost — $161,299)	1

ESCROWED SHARES — 0.0%
75,000	Pillowtex Corp. (c)(d)*
	(Cost — $0)	0

PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000% *	1,650

FINANCIALS — 0.3%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
219	Class B Shares, 0.000% (c)(d)*	0
121	Class C Shares, 0.000% (c)(d)*	0
318	Class D Shares, 0.000% (c)(d)*	0
658	Class E Shares, 0.000% (c)(d)*	1

	Total Diversified Financial Services	1

Thrifts & Mortgage Finance — 0.3%
14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	342,820

	TOTAL FINANCIALS	342,821

	TOTAL PREFERRED STOCKS
	(Cost — $363,978)	344,471

CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
750	Bank of America Corp., 7.250%	774,750
8,800	Citigroup Inc., 6.250%	417,824

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $1,191,899)	$1,192,574

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio
Schedule of Investments (unaudited) (continued)
March 31, 2008

Warrants		Security	Value

WARRANT — 0.0%
504		Pillowtex Corp., Expires 11/24/09(c)(d)*
		(Cost — $383)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $134,858,652)	$121,309,014

Face
Amount†

SHORT-TERM INVESTMENTS — 7.2%
Sovereign Bonds — 0.8%
		Egypt Treasury Bills:
2,850,000	EGP	Zero coupon bond to yield 6.733% due 11/4/08	499,773
3,000,000	EGP	Zero coupon bond to yield 6.764% due 11/11/08	525,279

		Total Sovereign Bonds
		(Cost — $1,024,843)	1,025,052

Repurchase Agreement — 6.4%
8,577,000		Morgan Stanley repurchase agreement dated 03/31/08, 2.250% due 4/1/08; Proceeds at maturity — $8,577,536; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market Value — $8,974,064) (Cost — $8,577,000)	8,577,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $9,601,843)	9,602,052

		TOTAL INVESTMENTS — 98.5% (Cost — $144,460,495#)	130,911,066
		Other Assets in Excess of Liabilities — 1.5%	2,029,027

		TOTAL NET ASSETS — 100.0%	$132,940,093

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security is currently in default.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
EGP — Egyptian Pound
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosures values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	03/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$130,911,066	$1,535,394	$129,374,045	$1,627
Other Financial Instruments*	—	—	—

Total	$130,911,066	$1,535,394	$129,374,045	$1,627

*	Other financial instruments include written options, futures, swaps and forward contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of December 31, 2007	$ 2
Accrued Premiums/Discounts	(76)
Realized Gain (Loss)	519
Change in unrealized appreciation (depreciation)	76
Net purchase (sales)	(519)
Transfers in and/or out of Level 3	1,625

Balance as of March 31, 2008	$1,627

3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,044,520
Gross unrealized depreciation	(14,593,949)

Net unrealized depreciation	$(13,549,429)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 20, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 20, 2008

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: May 20, 2008